Stock Awards (Details) - Summary of stock option and restricted stock transactions (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Options, Number of shares available for grant	27,793	29,503	103,723	43,320
Options, Number of options outstanding	113,525
Stock Options, Weighted Average Exercise Price (in Dollars per share)	$ 35.39
Options Granted, Number of shares available for grant		(18,861)	(98,451)
Options Vested, Number of shares available for grant
Options Vested, Number of options outstanding		109,069
Options Forfeited, Number of shares available for grant	2,410	12,471	14,801
Options Canceled, Number of shares available for grant	13,117	4,680	9,430
Employee Stock Option [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Options, Number of options outstanding	113,525	114,896	43,283	97,998
Stock Options, Weighted Average Exercise Price (in Dollars per share)	$ 35.39	$ 41.67	$ 138.93	$ 37.40
Options Granted, Number of options outstanding		18,861	97,836
Stock Options Granted, Weighted Average Exercise Price (in Dollars per share)		$ 4.95	$ 11.57
Options Vested, Number of options outstanding
Stock Options Vested, Weighted Average Exercise Price (in Dollars per share)
Options Forfeited, Number of options outstanding	(2,410)	(12,471)	(14,801)
Stock Options Forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 12.48	$ 10.67	$ 58.89
Options Canceled, Number of options outstanding	(13,117)	(7,761)	(11,422)
Stock Options Canceled, Weighted Average Exercise Price (in Dollars per share)	$ 24.64	$ 93.78	$ 130.43
Restricted Stock [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Options, Number of options outstanding		72	48
Restricted Stock, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 13.91	$ 124.24
Options Granted, Number of options outstanding			615
Restricted Stock Granted, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 13.76
Options Vested, Number of options outstanding		(72)	(591)
Restricted Stock Vested, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 13.91	$ 22.72
Options Forfeited, Number of options outstanding
Restricted Stock Forfeited, Weighted Average Grant Date Fair Value (in Dollars per share)
Options Canceled, Number of options outstanding
Restricted Stock Canceled, Weighted Average Grant Date Fair Value (in Dollars per share)